Label	Element	Value
Prime Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Prime Portfolio
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Accordingly, on the Effective Date, the following is added to the end of the sections of the Prospectuses entitled "Fund Summary—Principal Investment Strategies" and "Details of the Funds—Prime Portfolio—Approach:"

In addition, under Rule 2a-7, as an institutional prime money market fund, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines) based on flow information available within a reasonable period after the computation of the Fund's net asset value on that day. The amount of a mandatory liquidity fee to be imposed will be based on a good faith estimate, supported by data, of the costs the Fund would incur if the Fund sold a pro rata amount of each security in its portfolio to satisfy the amount of the net redemptions. If the Fund's liquidity costs cannot be estimated in good faith and supported by data, a 1% default mandatory liquidity fee will be imposed. If the amount of the mandatory liquidity fee would be de minimis (i.e., less than 0.01% of the value of the shares redeemed), the Fund is not required to impose a mandatory liquidity fee.

Prime Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
Prime Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prime Portfolio | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Fund may impose a fee upon sale of your shares. The Fund generally must impose a fee when net sales of Fund shares exceed certain levels.
Prime Portfolio | Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
Prime Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.